INCOME TAX AND DEFERRED TAX ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX AND DEFERRED TAX ASSETS
Current	$ 206		$ 338,194
Deferred tax adjustment	101,166	$ (134,454)	58,358
Change in valuation allowance		$ 134,454
Income Tax Expense (Benefit)	$ 101,372		$ 396,552